Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Leases [Abstract]
Schedule of Operating Leases within the Unaudited Condensed Consolidated Balance Sheets	The balances for the operating leases where the Group is the lessee are presented as follows within the unaudited condensed consolidated balance sheets:
	December 31,	June 30,
	2022	2023
Operating lease right-of-use assets, net	$344	$1,514

Lease liabilities - current	315	624
Lease liabilities – non-current	-	796
Total operating lease liabilities	$315	1,420

Schedule of Components of Lease Expenses	The components of lease expenses were as follows:
	For the Six Months Ended June 30,
	2022	2023
Lease cost
Amortization of right-of-use assets	$619	$350
Interest of operating lease liabilities	29	9
Balance at the end of the period	$648	$359
The components of lease expenses were as follows:
Year ended December 31,
2022
Lease cost
Amortization of right-of-use assets	$619
Interest of operating lease liabilities	29
Total Lease cost	$648

Schedule of Other Information Related to Leases	Other information related to leases where the Group is the lessee is as follows:
	December 31,	June 30,
	2022	2023
Weighted-average remaining lease term	$0.61	$0.64
Weighted-average discount rate	4.30%	4.30%

Schedule of Future Minimum Payments	As of June 30, 2023, the following is a schedule of future minimum payments under the Group’s operating leases:
For the year ended June 30,	Operating Leases
Remainder of 2023	$319
2024	687
2025	478
2026	2
Total lease payments	1,486
Less: imputed interest	(66)
Total	$1,420

Schedule of Operating Leases	The balances for the operating leases where the Group is the lessee are presented as follows within the consolidated balance sheets:
December 31,
2022

Operating lease right-of-use assets, net	$344

Lease liabilities - current	$315
Lease liabilities – non-current	-
Total operating lease liabilities	$315

Schedule of Other Information Related to Leases	Other information related to leases where the Group is the lessee is as follows:
December 31,
2022

Weighted-average remaining lease term	0.61
Weighted-average discount rate	4.30%

Schedule of Future Minimum Payments	As of December 31, 2022, the following is a schedule of future minimum payments under the Group’s operating leases:
For the year ended December 31,	Operating Leases
2023	$348
Total lease payments	348
Less: imputed interest	(33)
Total	$315